John Hancock Multifactor Large Cap ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	14.54%
John Hancock Dimensional Large Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	12.90%	13.69%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		19.76%	12.58%	13.35%
Performance Inception Date	Sep. 28, 2015
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.43%	12.21%	12.94%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	10.00%	11.03%